Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases
11	Leases

Operating leases

As of March 31, 2021, the Company leases part of production facilities and machines in Xinxing under rental agreements to third parties. The Company will need to pay a cancellation fee of approximately $105,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory is rented out to a third party from April 1, 2021 to March 31, 2022. Part of the production facilities in Xinxing are rented out to various third parties up to February 13, 2026. Certain tenants have an option to early terminate their tenancy agreements. The expected future minimum rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2022	105

105

The Company leases one office and one staff quarter in Shenzhen and one staff quarter in Xinxing. Operating lease assets and obligations are reflected within right-of-use asset, and lease liability, respectively, on the consolidated balance sheets.

The discount rate implicit within the leases is generally not determinable and therefore the Company determines the discount rate based on its incremental borrowing rate. The incremental borrowing rate for the leases is determined based on lease term and currency in which lease payments are made, adjusted for impacts of collateral. The weighted average discount rate used to measure the operating lease liabilities as of March 31, 2021 was 4.05%.

Year ended March 31, 2021	Office
$ in thousands
Assets
Right-of-use assets	232

Liabilities
Current portion of operating lease liabilities	105
Non-current portion of operating lease liabilities	127

232

Maturities of lease liabilities are as follows:

Year ending March 31,	$ in thousands
2022	111
2023	111
2024	19

241
Less: imputed interest	(9)

Total lease cost	232

Supplemental cash flow and other information related to leases is as follows:

March 31, 2021	$ in thousands

Total lease liabilities	232
Cash payment for amount included in the measurement of lease liabilities	241
Weighted average remaining lease term (years)	2.1
Weighted average discount rate	4.05%